Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Income tax expense		$ 1		$ (20)
Net deferred tax assets, valuation allowance			55,714	38,407
Valuation allowance increased			17,300
Net operating loss carryforwards for federal			127,300
Net operating loss carryforwards for state income tax			106,700
Federal net operating losses carryforwards subject to expire			$ 111,500
Percentage of change in cumulative ownership			50.00%
Unrecognized tax benefit				53,153	$ 1,335
Unrecognized Tax Benefit [Member]
Income Taxes (Details) [Line Items]
Unrecognized tax benefit			$ 53,100	$ 0